Business acquisition - Summary of Fair Values of Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair values of the assets acquired and liabilities assumed:
Goodwill	¥ 232,007	¥ 232,007	¥ 159,409	$ 35,557	$ 35,557
Softwares [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	1 year
Softwares [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	5 years
2019 Travel Agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Net assets (including cash acquired)		(37,712)
Goodwill		72,598
Deferred tax liability		(6,530)
Noncontrolling interests		(43,799)
Total consideration		59,981
Cash acquired		18,900
2019 Travel Agencies [Member] | Technology [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets		¥ 9,230
Estimated useful lives		5 years 6 months
2019 Travel Agencies [Member] | Customer relationship [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets		¥ 16,889
2019 Travel Agencies [Member] | Customer relationship [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		5 years 9 months
2019 Travel Agencies [Member] | Customer relationship [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		11 years 2 months 12 days
2018 Travel Agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Net assets (including cash acquired)			(13,430)
Goodwill			11,770
Deferred tax liability			(1,075)
Noncontrolling interests			(3,891)
Total consideration			20,234
Cash acquired			6,400
2018 Travel Agencies [Member] | Technology [Member]
Fair values of the assets acquired and liabilities assumed:
Acquired intangible assets			¥ 4,300
Estimated useful lives			9 years 4 months 24 days